Other Intangibles - Components of Other Intangibles Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Rights [Line Items]
Estimated Useful Life		15 years
Intangible assets, gross	$ 438,829	$ 419,825	$ 417,590
Less: Accumulated amortization	58,670	53,181	31,388
Other intangibles	380,159	366,644	386,202
Customer Relationships
Product Rights [Line Items]
Estimated Useful Life	20 years	20 years	20 years
Intangible assets, gross	342,460	328,382	326,200
Trademarks - All Others
Product Rights [Line Items]
Estimated Useful Life	Indefinite	Indefinite	Indefinite
Intangible assets, gross	54,339	49,413	49,660
Trademarks - Tag Works
Product Rights [Line Items]
Estimated Useful Life	5 years	5 years	5 years
Intangible assets, gross	240	240	240
Patents
Product Rights [Line Items]
Intangible assets, gross	20,250	20,250	20,200
Patents | Minimum
Product Rights [Line Items]
Estimated Useful Life	5 years	5 years	5 years
Patents | Maximum
Product Rights [Line Items]
Estimated Useful Life	20 years	20 years	20 years
Quick Tag license
Product Rights [Line Items]
Estimated Useful Life	6 years	6 years	6 years
Intangible assets, gross	11,500	11,500	11,500
Laser Key License
Product Rights [Line Items]
Estimated Useful Life	5 years	5 years	5 years
Intangible assets, gross	1,250	1,250	1,250
KeyWorks license
Product Rights [Line Items]
Estimated Useful Life	10 years	10 years	10 years
Intangible assets, gross	4,100	4,100	4,100
Non-compete agreements
Product Rights [Line Items]
Intangible assets, gross	4,450	4,450	4,200
Non-compete agreements | Minimum
Product Rights [Line Items]
Estimated Useful Life	5 years	5 years	5 years 6 months
Non-compete agreements | Maximum
Product Rights [Line Items]
Estimated Useful Life	10 years	10 years	10 years
Lease Agreements
Product Rights [Line Items]
Estimated Useful Life	6 months	6 months	6 months
Intangible assets, gross	$ 240	$ 240	$ 240